ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING express VARIABLE ANNUITY

Supplement Effective as of April 30, 2012

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 29, 2011, as amended. Please read it carefully and keep it with your current Contract
Prospectus for future reference.

IMPORTANT INFORMATION REGARDING A FUND NAME CHANGE

ING Baron Small Cap Growth Portfolio has changed its name to the ING Baron Growth Portfolio

IMPORTANT INFORMATION REGARDING THE COMPANY

The following updates and replaces the Regulatory Matters paragraph in the Contract Prospectus:

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. These currently include an inquiry regarding the
Company’s policy for correcting errors made in processing trades for ERISA plans or plan participants. Some of these investigations, examinations, audits and inquires could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

IMPORTANT INFORMATION ABOUT THE COMPANY’S
INTEREST BEARING RETAINED ASSET ACCOUNT

The following updates information regarding payment of death benefits or proceeds in the “DEATH BENEFIT” and
“THE INCOME PHASE” sections of the Contract Prospectus.

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the FDIC. The beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to make a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the
Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

X.129091	Page 1 of 8 April 2012

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at our ING USFS Customer Service Center, Defined Contribution Administration, P.O. Box 990063, Hartford,
CT 06199-0063, 1-800-262-3862.

IMPORTANT INFORMATION ABOUT FUNDS AVAILABLE
THROUGH THE CONTRACTS

The following chart lists the variable investment options that are available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview–Questions: Contacting the Company” in the Contract Prospectus, by
accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
(Class ADV)		secondary objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.

ING Baron Growth Portfolio (Class ADV)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

ING BlackRock Inflation Protected Bond Portfolio (Class		A non-diversified Portfolio that seeks to maximize
ADV)		real return, consistent with preservation of real
capital and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: BlackRock Financial Management, Inc.

ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.
(Class S2)

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC

X.129091	Page 2 of 8	April 2012

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING BlackRock Science and Technology		Seeks long-term capital appreciation.
Opportunities Portfolio (Class ADV)
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio		Seeks high total return, consisting of capital
(Class ADV)		appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: CBRE Clarion Securities LLC
ING Clarion Real Estate Portfolio (Class ADV)		A non-diversified Portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: CBRE Clarion Securities LLC
ING Columbia Small Cap Value II Portfolio		Seeks long-term growth of capital.
(Class ADV)(1)
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment
Advisers, LLC
ING DFA Global Allocation Portfolio (Class ADV)		Seeks high level of total return, consisting of capital
appreciation and income.
Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.
(Class S2)
Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research
Company
* FMR is a service mark of Fidelity Management & Research
Company
ING Global Bond Portfolio (Class ADV)		Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

X.129091	Page 3 of 8	April 2012

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Global Resources Portfolio (Class ADV)		A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio (Class ADV)		Seeks to maximize total return through investments in
a diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC		convertible into common stocks. It is anticipated that
capital appreciation and investment income will both
Subadviser: ING Investment Management Co. LLC		be major factors in achieving total return.

ING Index Plus LargeCap Portfolio (Class S)		Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC		risk.

Subadviser: ING Investment Management Co. LLC

ING Index Plus MidCap Portfolio (Class S)		Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC

ING Index Plus SmallCap Portfolio (Class S)		Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio (Class S)		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC		through investments in a diversified portfolio
consisting primarily of debt securities. It is anticipated
Subadviser: ING Investment Management Co. LLC		that capital appreciation and investment income will
both be major factors in achieving total return.
ING International Index Portfolio (Class S)(1)		Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC		capital appreciation and income) of a widely accepted
international index.
Subadviser: ING Investment Management Co. LLC

ING International Value Portfolio (Class S)(1)		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Invesco Van Kampen Comstock Portfolio		Seeks capital growth and income.
(Class ADV)

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisors, Inc.

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Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Invesco Van Kampen Equity and Income		Seeks total return, consisting of long-term capital
Portfolio (Class ADV)(1)		appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisors, Inc.
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.
(Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Mid Cap Value Portfolio (Class ADV)		Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.
(Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio (Class ADV)		Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING Limited Maturity Bond Portfolio (Class ADV)		Seeks highest current income consistent with low risk
to principal and liquidity and secondarily, seeks to
Investment Adviser: Directed Services LLC		enhance its total return through capital appreciation
when market factors, such as falling interest rates and
Subadviser: ING Investment Management Co. LLC		rising bond prices, indicate that capital appreciation
may be available without significant risk to principal.
ING Marsico Growth Portfolio (Class S)(1)		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio (Class ADV)(1)		Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with
Investment Adviser: Directed Services LLC		the prudent employment of capital and secondarily
Subadviser: Massachusetts Financial Services		seeks reasonable opportunity for growth of capital and
Company		income.

X.129091	Page 5 of 8	April 2012

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING MidCap Opportunities Portfolio (Class S)		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio* (Class I)		Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC		investment in high-quality money market instruments
Subadviser: ING Investment Management Co. LLC		while maintaining a stable share price of $1.00.
*There is no guarantee that the ING Money Market Portfolio
subaccount will have a positive or level of return.
ING Morgan Stanley Global Franchise Portfolio		A non-diversified Portfolio that seeks long-term capital
(Class ADV)		appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment
Management, Inc.
ING Oppenheimer Global Portfolio (Class ADV)		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio (Class ADV)		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.
Subadviser: Pacific Investment Management
Company LLC
ING PIMCO Total Return Portfolio (Class ADV)		Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management
Company LLC (PIMCO)
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.
(Class ADV)(1)
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Small Company Portfolio (Class S)(1)		Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: ING Investments, LLC		companies with smaller market capitalizations.
Subadviser: ING Investment Management Co. LLC

X.129091	Page 6 of 8	April 2012

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING SmallCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
LLC

ING Solution Income Portfolio (Class ADV)(2)	Seeks to provide a combination of total return and
stability of principal consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted to retirement.

Subadviser: Investment Committee

ING Solution 2015 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2015. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: Investment Committee	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2025 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2025. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: Investment Committee	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2035 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2035. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: Investment Committee	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2045 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2045. On the
Target Date, the Portfolio’s investment objective will be
Subadviser: Investment Committee	to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING Solution 2055 Portfolio (Class ADV)(2)	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2055. On the
Subadviser: Investment Committee	Target Date, the Portfolio’s investment objective will be
to seek to provide a combination of total return and
stability of principal consistent with an asset allocation
targeted to retirement.
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
(Class ADV)	consistent with the preservation of capital and with
prudent investment risk.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

X.129091	Page 7 of 8	April 2012

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio (Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
(Class ADV)	growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
(Class ADV)	increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
(Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
(Class ADV)
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Thornburg Value Portfolio (Class ADV)	Seeks long-term capital appreciation, and secondarily
current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management,
Inc.
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.
(Class ADV)(1)
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management

(Americas) Inc.
1	These funds are only available to individuals invested in the fund prior to April 29, 2011.
2	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.

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